Provisions for liabilities and charges - Narrative (Details) £ in Millions, policy in Millions	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2019 item	Jun. 30, 2019 GBP (£) item complaint	Mar. 31, 2019 item complaint	Jun. 30, 2019 GBP (£) policy complaint	Jun. 30, 2018 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2014 GBP (£)
Disclosure of other provisions [line items]
Increase (decrease) in other provisions					£ 223.0
Payments in respect of settlements, reimbursement rights				£ 45.5			£ 217.0
Other provisions		£ 2,582.0		2,582.0		£ 4,025.0
Total cash payments					1,564.0
Payments in respect of settlements, reimbursement rights				45.5			£ 217.0
HBOS [Member]
Disclosure of other provisions [line items]
Increase (decrease) in other provisions						15.0
Payments in respect of settlements, reimbursement rights				6.0		115.0
Value of accepted offers after compensation assessment				84.0
Ex-gratia Payments		9.0		9.0
Payments in respect of settlements, reimbursement rights				£ 6.0		115.0
Percent of accepted offers after compensation assessment				98.00%
Maximum | HBOS [Member]
Disclosure of other provisions [line items]
Value of offers after compensation assessment				£ 98.0
Payment Protection Insurance
Disclosure of other provisions [line items]
Total Payment Protection Insurance To Date						20,026.0
Description of Reactive Complaint Sensitivities				For every additional 1,000 reactive complaints per week from July 2019 through to the industry deadline of the end of August 2019, the Group would expect an additional charge of approximately £20 million.
Number of additional reactive complaints | complaint				1,000
Group's exposure capped		240.0		£ 240.0
Other Provisions for Legal Actions and Regulatory Matters
Disclosure of other provisions [line items]
Increase (decrease) in other provisions					118.0
Additional provisions				118.0
Other provisions		449.0		449.0		707.0
Total cash payments					376.0
Payment Protection Insurance Provision
Disclosure of other provisions [line items]
Other provisions		£ 1,212.0		£ 1,212.0		£ 2,201.0
Total cash payments					£ 989.0
Payment Protection Insurance Provision | Payment Protection Insurance
Disclosure of other provisions [line items]
Information requests per week | item	190,000	150,000	70,000
Complaints per week | complaint			9,000
Increase in complaints | complaint		200,000
Total expected complaint volumes		5,800,000		5.8		5.6
Estimated percentage of policies contacted settled or provided				54.00%
Number of PPI Policies Sold Since 2000 | policy				16
Other provisions		£ 1,081.0		£ 1,081.0
Total cash payments				893.0
Arrears Handling
Disclosure of other provisions [line items]
Total arrears handling to date				848.0
Arrears Handling | Management Fees and Activities [Member]
Disclosure of other provisions [line items]
Increase (decrease) in other provisions				55.0
Mis-selling of packaged bank accounts [Member]
Disclosure of other provisions [line items]
Total packaged bank accounts to date				£ 0.0		£ 795.0